Mortgage Note and Revolving Credit Facility - Schedule of Mortgage Note and Revolving Credit Facility (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal Balance Outstanding	$ 187,500,000
Weighted Average Interest Rate	2.17%
Deferred financing costs, net	$ (1,143,000)	$ 0
Mortgage notes and revolving credit facility, net	186,357,000	67,700,000
Revolving Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity	6,600,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Line of credit facility, increase limit	100,000,000
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Line of credit facility, increase limit	150,000,000
Mortgages
Debt Instrument [Line Items]
Principal Balance Outstanding	$ 98,000,000
Weighted Average Interest Rate	2.56%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Principal Balance Outstanding	$ 89,500,000	$ 67,700,000
Weighted Average Interest Rate	1.73%	2.00%
Maximum facility size	$ 100,000,000	$ 75,000,000
Line of Credit | Revolving Credit Facility | Federal funds rate
Debt Instrument [Line Items]
Variable interest rate	0.50%
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable interest rate	1.00%